Significant Accounting Policies, Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition [Abstract]
Demurrage income	$ 819	$ 1,528	$ 2,108
Despatch expense	133	432	612
Income from Charters [Abstract]
Vessel revenues, net of commissions	63,345	86,499	91,520
Voyage expenses	(18,567)	(36,641)	$ (40,184)
Net Trade Accounts Receivable [Abstract]
Accounts receivable trade, net	801	1,763
Deferred Revenue [Abstract]
Current portion of deferred revenue	4,510	4,296
Deferred revenue recognized	4,296
Spot Charter [Member]
Income from Charters [Abstract]
Vessel revenues, net of commissions	27,033
Voyage expenses	(17,099)
Total	9,934
Net Trade Accounts Receivable [Abstract]
Accounts receivable trade, net	801	653
Time Charter [Member]
Income from Charters [Abstract]
Vessel revenues, net of commissions	36,312
Voyage expenses	(1,468)
Total	34,844
Net Trade Accounts Receivable [Abstract]
Accounts receivable trade, net	0	$ 1,110
ASC 842 [Member]
Deferred Revenue [Abstract]
Current portion of deferred revenue	$ 4,510